Summary of Significant Accounting Policies (Details)		12 Months Ended
		Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($)	Dec. 31, 2020 USD ($)	Feb. 23, 2026 $ / shares	Jan. 06, 2026 USD ($) $ / shares	Aug. 01, 2025 $ / shares
Summary of Significant Accounting Policies [Line Items]
Loss from operation		$ (1,887,125)		$ (529,620)	$ (610,501)
Cash outflows from investing activities		(45,819,452)		1,909,460	(10,463,416)
Cash and cash equivalents		8,644,357		12,102,763
Working capital		(2,900,000)
Payments for long term debt investments		46,126,988			6,000,000
Deferred revenue		7,700,000
Management expenses		3,100,000
Short-term bank loans		428,844		$ 1,507,159
Long-term loans		$ 5,000,000
Ordinary shares, of par value (in Dollars per share) | $ / shares	[1]	$ 0.0001		$ 0.0001
Allowance for credit losses
Impairment for ROU lease assets		0		0
Lease concessions						$ 1,265,288
Lease received		$ 70,332		2,633	110,439
Estimated useful lives		8 years
Impairment losses		$ 0		0	0
Deferred revenue		7,670,555		6,697,964
Revenue recognized		5,229,530		5,449,243	6,559,028
Cash vouchers		$ 7,670,555
Tax benefit percent		50.00%	50.00%
Penalties and income taxes
Applicable VAT rate		1.00%	1.00%
Taxable net income (in Yuan Renminbi) | ¥			¥ 100,000
Dilutive shares (in Shares) | shares		0	0	0
Amount of unprotected cash amount		$ 8,200,000
Long term debt investments		53,138,801		$ 6,359,014
Long term loan				2,000,000
Allowance for credit losses		0		0
Debt [Member]
Summary of Significant Accounting Policies [Line Items]
Long term debt investments		$ 53,138,801		$ 6,359,014
Customer Concentration Risk [Member] | One Customer [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration risk				11.00%
Customer Concentration Risk [Member] | One Customer [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration risk				10.90%
Value Added Tax [Member]
Summary of Significant Accounting Policies [Line Items]
Applicable VAT rate		13.00%	13.00%
Taxable Net Income [Member]
Summary of Significant Accounting Policies [Line Items]
Taxable net income (in Yuan Renminbi) | ¥			¥ 100,000
Subsequent Event [Member]
Summary of Significant Accounting Policies [Line Items]
Aggregate offering price								$ 219,375,000
Credit Risk [Member]
Summary of Significant Accounting Policies [Line Items]
Cash deposits		$ 8,453,345		$ 11,943,199
Local PRC Tax Authority [Member]
Summary of Significant Accounting Policies [Line Items]
Applicable VAT rate		3.00%	3.00%
Working Capital Management [Member]
Summary of Significant Accounting Policies [Line Items]
Working capital		$ (2,900,000)
Cash and Cash Equivalents [Member]
Summary of Significant Accounting Policies [Line Items]
Cash and cash equivalents				12,100,000
Third party [Member]
Summary of Significant Accounting Policies [Line Items]
Long term loan				$ 2,000,000
One Supplier [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration risk		64.70%	64.70%	74.60%
One Supplier [Member] | Supplier Concentration Risk [Member] | Total Purchases [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration risk				13.70%	11.70%
Two Supplier [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration risk		33.50%	33.50%	22.70%
Two Supplier [Member] | Supplier Concentration Risk [Member] | Total Purchases [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration risk				12.50%
Supplier One [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration risk		10.60%	10.60%	18.10%
United States [Member]
Summary of Significant Accounting Policies [Line Items]
Cash deposits		$ 85,782		$ 107,550
Class A Ordinary Shares [Member]
Summary of Significant Accounting Policies [Line Items]
Ordinary shares, of par value (in Dollars per share) | $ / shares		$ 0.0001		$ 0.0001
Class A Ordinary Shares [Member] | Subsequent Event [Member]
Summary of Significant Accounting Policies [Line Items]
Ordinary shares, of par value (in Dollars per share) | $ / shares							$ 0.0001
Class A Ordinary Shares [Member] | Subsequent Event [Member] | Sales Agreement [Member]
Summary of Significant Accounting Policies [Line Items]
Ordinary shares, of par value (in Dollars per share) | $ / shares								$ 0.08
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Cash and cash equivalents		$ 3,500,000
Ordinary shares, of par value (in Dollars per share) | $ / shares									$ 0.001
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Cash and cash equivalents		$ 8,600,000
Ordinary shares, of par value (in Dollars per share) | $ / shares									$ 0.08

[1]	Retrospectively restated for effect of the reverse split on August 18, 2025 and the Share Capital Reduction and Reorganization on March 13, 2026 (see Note 14)